CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Loss for the period	$ (5,970)	$ (134)	$ (16,691)	$ (5,731)
Adjustments required to reconcile loss to net cash used in operating activities:
Depreciation			185	327
Changes in accrued liability for employee rights upon retirement, net			9	37
Share-based compensation expenses	498	352	1,052	473
Financial expenses (income), net			(1)	(126)
Net changes in operating leases			(36)	(173)
Changes in fair value of marketable securities			(66)	135
Changes in operating asset and liabilities:
Receivables from collaborative and licensing arrangements (including long-term)			5,653	7,792
Prepaid expenses, other current assets and other long-term receivables			(1,063)	(891)
Accounts payable, accrued expenses and other			2,623	(8,387)
Net cash used in operating activities			(8,335)	(6,544)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment			(94)	(102)
Investment in marketable securities			(17,114)	(10,006)	$ (10,006)
Proceeds from sales and maturity of marketable securities			7,995	1,734	2,918
Short-term deposits			(1,000)	448
Restricted long-term deposits			12	9
Net cash used in investing activities			(10,201)	(7,917)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of options			180	15
Proceeds from issuance of shares and warrants through placement from the controlling shareholder			10,000	0
Proceeds from issuance of shares and warrants through public offering, net of issuance costs			11,542	0
Net cash provided by financing activities			21,722	15
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS			1	126
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH			3,187	(14,320)
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF THE PERIOD			13,598	21,235	21,235
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT END OF THE PERIODS	16,785	6,915	16,785	6,915	13,598
Cash and Cash equivalents	15,618	5,765	15,618	5,765	12,448
Restricted cash	1,167	1,150	1,167	1,150
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH SHOWN IN STATEMENT OF CASH FLOWS	$ 16,785	$ 6,915	16,785	6,915	$ 13,598
SUPPLEMENTARY INFORMATION ON INVESTING AND FINANCING ACTIVITIES NOT INVOLVING CASH FLOWS:
Recognition of new operating lease ROU and liabilities			190	88
SUPPLEMENTARY INFORMATION:
Interest received			$ 590	$ 153